1933 Act

Rule 497(j)

October 3, 2007	VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Phoenix Life Variable Universal Life Account
Phoenix Life Insurance Company
Registration Nos. 333-119919 and 811-04721

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information does not differ from that contained in the Registrant’s most recent registration statement filed electronically on Form N-6 pursuant to Rule 485(b) on September 28, 2007.

If you have any questions concerning this filing, please call the undersigned at 860/403-5878.

Very truly yours,

/s/ Lois L. McGuire
Lois L. McGuire
Director
Phoenix Life Insurance Company